Significant Accounting Policies - Impact of Change in Presentation on Statement of Comprehensive Income (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Entity Information [Line Items]
Allocated cost of sales	£ (22,415)	£ (20,412)	[1]	£ (17,208)	[1]
Total cost of sales	(436,826)	(292,119)	[1]	(250,560)	[1]
Gross profit	217,931	154,179	[1]	100,390	[1]
Selling, general and administrative expenses	(121,808)	(90,623)	[1]	(77,241)	[1]
Operating profit	95,384	63,552	[1]	19,980	[1]
Profit before tax	102,379	54,368	[1]	23,364	[1]
Tax on profit on ordinary activities	(19,286)	(10,918)	[2]	(3,373)	[1]
Profit for the year	£ 83,093	£ 43,450	[1]	£ 19,991	[1]
Basic EPS (in gbp per share)	£ 1.48	£ 0.79	[1]	£ 0.37	[1]
Diluted EPS (in gbp per share)	£ 1.43	£ 0.76	[1]	£ 0.36	[1]
Previously stated
Entity Information [Line Items]
Allocated cost of sales		£ (20,758)		£ (17,447)
Total cost of sales		(292,465)		(250,799)
Gross profit		153,833		100,151
Selling, general and administrative expenses		(90,290)		(75,110)
Operating profit		63,539		21,872
Profit before tax		54,355		25,256
Tax on profit on ordinary activities		(10,914)		(3,846)
Profit for the year		£ 43,441		£ 21,410
Basic EPS (in gbp per share)		£ 0.79		£ 0.40
Diluted EPS (in gbp per share)		£ 0.76		£ 0.38
Adjustments
Entity Information [Line Items]
Allocated cost of sales		£ 346		£ 239
Total cost of sales		346		239
Gross profit		346		239
Selling, general and administrative expenses		(333)		(2,131)
Operating profit		13		(1,892)
Profit before tax		13		(1,892)
Tax on profit on ordinary activities		(4)		473
Profit for the year		£ 9		£ (1,419)
Basic EPS (in gbp per share)		£ 0		£ (0.03)
Diluted EPS (in gbp per share)		£ 0		£ (0.02)

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).